EQUIPMENT	12 Months Ended
Dec. 31, 2021
EQUIPMENT
Equipment

14. EQUIPMENT

On October 10, 2018, the Company signed a lease agreement (the “Lease”) with an arms-length private Mongolian company (the “Lessee”) whereby the Lessee plans to perform mining operations at the Company’s Ulaan Ovoo coal mine and will pay the Company US$2.00 (the “Production Royalty”) for every tonne of coal shipped from the Ulaan Ovoo site premises. The Lessee paid the Company US$100,000 in cash (recorded as other income on the consolidated statement of income (loss) and comprehensive income (loss)) as a non-refundable advance royalty payment and is preparing, at its own and sole expense, to restart and operate the Ulaan Ovoo mine with its own equipment, supplies, housing and crew.

The Lease is valid for 3 years with an annual advance royalty payment (“ARP”) for the first year of US$100,000 which was due and paid upon signing, and US$150,000 and US$200,000 due on the 1st and 2nd anniversary of the Lease, respectively. The ARP can be credited towards the US$2.00 per tonne Production Royalty payments to be made to the Company as the Lessee starts to sell Ulaan Ovoo coal. The 3-year Lease will be extended upon mutual agreement and negotiations are in process as at the audit report date.

As at December 31, 2020, the first and second anniversary payments due had not been collected and the Company recorded a full provision in the amount of $470,278 (US$350,000) due to uncertainty of their collection. As at December 31, 2021, the Company had collected an additional $81,321 (US $64,504) and recorded a recovery of accounts receivable (Note 10).

The impaired value of $Nil for deferred development costs at Ulaan Ovoo property at December 31, 2021 (2020, 2019 - $Nil) remains unchanged.

The following table summarized information regarding the Company’s equipment as at December 31, 2021, 2020, and 2019:

	Computer	Furniture &		Mining
	Equipment	Equipment	Vehicles	Equipment	Total
Cost
Balance, December 31, 2018	$103,254	$278,845	$172,692	$24,476	$579,267
Additions/(Disposals)	-	-	46,914	-	46,914
Balance, December 31, 2019	$103,254	$278,845	$219,606	$24,476	$626,181
Accumulated depreciation
Balance, December 31, 2018	$98,011	$233,424	$143,179	$3,491	$478,105
Disposals	-	-	(39,178)	-	(39,178)
Depreciation for year	792	12,445	10,641	3,892	27,770
Balance, December 31, 2019	$98,803	$245,869	$114,642	$7,383	$466,697
Carrying amount at December 31, 2019	$4,451	$32,976	$104,964	$17,093	$159,484
Cost
Balance, December 31, 2019	$103,254	$278,845	$219,606	$24,476	$626,181
Additions	-	-	111,592	-	111,592
Disposals	(1,326)	-	(76,803)	-	(78,129)
Balance, December 31, 2020	$101,928	$278,845	$254,395	$24,476	$659,644
Accumulated depreciation
Balance, December 31, 2019	$98,803	$245,869	$114,642	$7,383	$466,697
Disposals	-	-	(12,431)	-	(12,431)
Depreciation for year	2,003	6,243	40,161	3,171	51,578
Balance, December 31, 2020	$100,806	$252,112	$142,372	$10,554	$505,844
Carrying amount at December 31, 2020	$1,122	$26,733	$112,023	$13,922	$153,800
Cost
Balance, December 31, 2020	$101,928	$278,845	$254,395	$24,476	$659,644
Balance, December 31, 2021	$101,928	$278,845	$254,395	$24,476	$659,644
Accumulated depreciation
Balance, December 31, 2020	$100,806	$252,112	$142,372	$10,554	$505,844
Depreciation for year	1,122	13,716	29,854	2,583	47,275
Balance, December 31, 2021	$101,928	$265,828	$172,226	$13,137	$553,119
Carrying amount at December 31, 2021	$-	$13,017	$82,169	$11,339	$106,525
Cost transfer to held for sale	$-	$(2,012)	$(70,539)	$(24,476)	$(97,027)
Depreciation transfer to held for sale	-	1,078	17,322	13,137	31,537
Carrying amount ransfer to held for sale, Note 7	$-	$(934)	$(53,217)	$(11,339)	$(65,490)
Carrying amount at December 31, 2021	$-	$12,083	$28,952	$-	$41,035